MANNING & NAPIER FUND, INC.

(the “Fund”)

Supplement dated April 7, 2015 to the Statement of Additional Information (“SAI”) of the Fund dated May 1, 2014 as supplemented November 7, 2014

International Series – Class I and S	Inflation Focus Equity Series – Class A
World Opportunities Series – Class A	Dynamic Opportunities Series – Class I and S
High Yield Bond Series – Class I and S	Focused Opportunities Series – Class I and S
Global Fixed Income Series – Class I and S	Diversified Tax Exempt Series
Core Bond Series	New York Tax Exempt Series
Core Plus Bond Series – Class I and S	Ohio Tax Exempt Series
Emerging Markets Series – Class I and S

This supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with the SAI.

Manning & Napier Advisors, LLC (the “Advisor) has made a number of changes to its organizational structure and the roles and responsibilities of its investment professionals, including naming Ebrahim Busheri to the newly-created Director of Investments position, which replaces the Co-Directors of Research positions formerly held by Jeffrey S. Coons and Jeffrey Herrmann. Accordingly, the “Portfolio Managers” section of the SAI is hereby deleted and replaced with the following:

Portfolio Managers

This section includes information about the investment professionals that serve on the Series’ Portfolio Management Teams, including information about the dollar range of Fund shares they own, how they are compensated, and other accounts they manage.

Except as otherwise noted, the share ownership information is current as of December 31, 2013.

Name and Title	Fund Management Role	Dollar Range of Equity Securities Beneficially Owned by the Portfolio Manager in the Series covered by this SAI	Aggregate Dollar Range of Equity Securities Beneficially Owned by the Portfolio Manager in all Manning & Napier Fund Series
Christian A. Andreach, CFA, Co-Head of Global Equities, Senior Analyst/Managing Director of Consumer Group	Member of World Opportunities Series and Emerging Markets Series Portfolio Management Teams	Diversified Tax Exempt Series –
between $50,001 and $100,000

Emerging Markets Series –
between $10,001 and $50,000

Inflation Focus Equity Series –
between $10,001 and $50,000

International Series –
between $50,001 and $100,000

New York Tax Exempt Series –
between $50,001 and $100,000

Over $1,000,000

Elizaveta Akselrod, Junior Analyst*	Member of Tax Exempt Series Portfolio Management Team	None	Between $50,001 and $100,000

Marc Bushallow, CFA, Director of Fixed Income	Member of Core Bond Series, Core Plus Bond Series, High Yield Bond Series, Global Fixed Income Series, and Tax Exempt Series Portfolio Management Teams	None	Between $100,001 and $500,000

Ebrahim Busheri, CFA, Director of Investments	Member of World Opportunities Series Portfolio Management Team	International Series – between $50,001 and $100,000 World Opportunities Series – between $10,001 and $50,000	Between $100,001 and $500,000

Robert Crawford, CFA, Junior Analyst*	Member of International Series Portfolio Management Team	None	Between $10,001 and $50,000

Muris Demirovic, Senior Analyst*	Member of Emerging Markets Series Portfolio Management Team	None	None

Jeffrey W. Donlon, CFA, Senior Analyst/Managing Director of Technology Group	Member of World Opportunities Series Portfolio Management Team	None	Between $100,001 and $500,000

Brian Ecker, Senior Analyst*	Member of Emerging Markets Series Portfolio Management Team	None	Between $100,001 and $500,000

Habibe Hakiqi, Junior Analyst*	Member of Dynamic Opportunities Series Portfolio Management Team	None	Between $10,001 and $50,000

R. Keith Harwood, Director of Credit Research	Member of Core Bond Series, Core Plus Bond Series, Global Fixed Income Series, and High Yield Bond Series Portfolio Management Teams	None	Between $100,001 and $500,000

Jeffrey A. Herrmann, CFA, Investment Strategist	Member of World Opportunities Series and Inflation Focus Equity Series Portfolio Management Teams	World Opportunities Series – between $10,001 and $50,000 Emerging Markets Series – between $10,001 and $50,000 Inflation Focus Equity Series – between $50,001 and $100,000	Between $500,001 and $1,000,000

Michael A. Knolla, CFA, Senior Analyst/Managing Director of Capital Goods & Materials Group	Member of Inflation Focus Equity Series Portfolio Management Team	World Opportunities Series – between $1 and $10,000	Between $100,001 and $500,000

Brian W. Lester, CFA, Senior Analyst/Managing Director of Life Sciences Group	Member of Dynamic Opportunities Series Portfolio Management Team	International Series – between $50,001 and $100,000 World Opportunities Series – between $100,001 and $500,000	Between $100,001 and $500,000

John D. Mitchell, CFA, Senior Analyst	Member of Focused Opportunities Series Portfolio Management Team	World Opportunities Series – between $100,001 and $500,000	Between $500,001 and $1,000,000

William Moore, CFA, Senior Analyst	Member of Inflation Focus Equity Series and Focused Opportunities Portfolio Management Teams	None	Between $500,001 and $1,000,000

James Nawrocki, Senior Analyst	Member of Tax Exempt Series Portfolio Management Team	None	Between $100,001 and $500,000

Robert Pickels, CFA, Senior Analyst/Managing Director of Focused Opportunities Group	Member of Focused Opportunities Series Portfolio Management Team	World Opportunities Series – between $10,001 and $50,000	Between $100,001 and $500,000

Ben V. Rozin, Senior Analyst	Member of International Series and Emerging Markets Series Portfolio Management Team	World Opportunities Series – between $10,001 and $50,000 International Series – between $10,001 and $50,000	Between $100,001 and $500,000

Ajay M. Sadarangani, CFA, Managing Director of Emerging Growth Group	Member of Dynamic Opportunities Series and World Opportunities Portfolio Management Teams	None	Between $100,001 and $500,000

Scott T. Shattuck, Junior Analyst*	Member of International Series Portfolio Management Team	None	Between $1 and $10,000

Marc Tommasi, Head of Global Investment Strategy, Co-Head of Global Equities, Senior Analyst/Managing Director of Global Strategies Group	Member of Senior Research Group; Member of International Series, World Opportunities Series, and Global Fixed Income Series Portfolio Management Teams	None	Between $500,001 and $1,000,000

*	Holdings information as of December 31, 2014.

Compensation. The members of the Series’ Portfolio Management Teams are compensated by the Advisor. Compensation is provided in two basic forms: a fixed base salary and bonuses. Bonuses may be several times the level of base salary for successful employees. The bonus system has been established to provide a strong incentive for employees to make investment decisions in the best interest of MNA’s clients, including Series shareholders.

The Advisor has a bonus system based on the performance of individual securities and/or the overall performance of the portfolio. In the analyst bonus system, the gains/losses of securities recommended and reviewed by an analyst are measured over trailing 12-month, 24-month and 36-month time periods and compared to several hurdles, including both absolute return hurdles (e.g., 0% or positive returns) and benchmark-relative return hurdles (e.g., S&P 500 Index for US equities, Barclays Aggregate Index for fixed income, etc.). A bonus rate is established for each time period based upon the number of hurdles surpassed by the analyst. The bonus rate could result in a negative, zero, or positive bonus for the period, generally depending upon whether no hurdles, one hurdle, or multiple hurdles are surpassed by an analyst. Bonuses are calculated by multiplying the analyst’s total gain/loss and the bonus rate for each time period and summed over the three time periods. If this calculation results in a negative bonus (e.g., returns below 0% and the benchmark index), then the negative is carried forward until the analyst achieves a positive bonus to offset the negative balance. In total, the bonus system provides incentives to pursue both downside protection and competitive returns versus benchmarks. In addition, all members of the Portfolio Management Teams may receive bonuses based on the performance of the portfolio as a whole, based on the methodology described above.

Additional compensation may be provided to certain employees at the discretion of the Director of Investments. Also, certain employees may be selected to purchase equity in the Advisor based upon a combination of performance and tenure. Equity ownership in the Advisor represents an important incentive for senior investment professionals and serves as another method to align the long-term interest of employees with the best interest of clients. The Advisor may utilize a bonus when recruiting new employees to help defray relocation costs, if applicable.

Management of Other Portfolios. The Advisor’s equity portfolio managers manage the equity Series of the Fund, separate accounts with equity objectives, and the equity portions of mixed asset class mutual funds, other pooled investment vehicles, and separate accounts. Due to the Advisor’s team-based approach, each portfolio manager listed below that manages accounts using the Advisor’s main analyst-driven fundamental investment process has portfolio management responsibility for each such account.

None of these accounts is subject to a performance-based advisory fee. The information provided is current as of December 31, 2014.

The information in the table below excludes the Series in this SAI.

Name	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accts	Total Assets*	Number of Accts	Total Assets	Number of Accts	Total Assets
Christian A. Andreach	23	$10,065,137,253	28	$6,682,678,196	7,974	$24,211,717,868
Robert Crawford	23	$10,065,137,253	28	$6,682,678,196	7,974	$24,211,717,868
Muris Demirovic	23	$10,065,137,253	28	$6,682,678,196	7,974	$24,211,717,868
Jeffrey W. Donlon	23	$10,065,137,253	28	$6,682,678,196	7,974	$24,211,717,868
Brian Ecker	23	$10,065,137,253	28	$6,682,678,196	7,974	$24,211,717,868
Habibe Hakiqi	23	$10,065,137,253	28	$6,682,678,196	7,974	$24,211,717,868
Jeffrey A. Herrmann	23	$10,065,137,253	28	$6,682,678,196	7,974	$24,211,717,868
Michael A. Knolla	23	$10,065,137,253	28	$6,682,678,196	7,974	$24,211,717,868
Brian W. Lester	23	$10,065,137,253	28	$6,682,678,196	7,974	$24,211,717,868
John D. Mitchell	23	$10,065,137,253	28	$6,682,678,196	7,974	$24,211,717,868
William Moore	23	$10,065,137,253	28	$6,682,678,196	7,974	$24,211,717,868
Robert Pickels	23	$10,065,137,253	28	$6,682,678,196	7,974	$24,211,717,868
Ben V. Rozin	23	$10,065,137,253	28	$6,682,678,196	7,974	$24,211,717,868
Ajay M. Sadarangani	23	$10,065,137,253	28	$6,682,678,196	7,974	$24,211,717,868
Scott T. Shattuck	23	$10,065,137,253	28	$6,682,678,196	7,974	$24,211,717,868
Marc Tommasi	23	$10,065,137,253	28	$6,682,678,196	7,974	$24,211,717,868

*	At times assets of the Other Accounts in column 3 may be invested in series of the Fund.

The Advisor’s fixed income portfolio managers manage other fixed income series of the Fund, separate accounts with fixed income objectives, and the fixed income portions of mixed asset class mutual funds, other pooled investment vehicles, and separate accounts. The information provided for James Nawrocki for registered investment companies and other pooled vehicles reflects his role on the Tax Exempt Series only, and the information provided for separate accounts includes all accounts with fixed income objectives. The information provided for Elizaveta Akselrod reflects her role on the Tax Exempt Series only, and the information provided for separate accounts includes only accounts with tax exempt fixed income objectives. The information provided for Marc Bushallow and Keith Harwood for registered investment companies and other pooled vehicles includes all accounts that hold corporate fixed income securities, and the information provided for separate accounts includes all fixed income accounts other than those with municipal bond objectives as well as accounts managed under the Advisor’s Strategic Income objectives. These accounts are not subject to performance-based fees. The information below is provided as of December 31, 2014.

The information in the table below excludes the Series included in this SAI.

Name	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accts	Total Assets*	Number of Accts	Total Assets	Number of Accts	Total Assets
Elizaveta Akselrod	0	$0	0	$0	81	$182,481,527
Marc Bushallow	17	$6,387,524,733	25	$5,613,578.754	207	$1,188,005,551
R. Keith Harwood	17	$6,387,524,733	25	$5,613,578.754	207	$1,188,005,551
James Nawrocki	0	$0	0	$0	198	$1,197,049,326

*	At times assets of the Other Accounts in column 3 may be invested in series of the Fund.

Management of Conflicts of Interest. The Advisor has established policies and procedures to ensure that the purchase and sale of securities among all accounts it manages are fairly and equitably allocated.

For the Fund, other pooled investment vehicles, and Other Accounts that have authorized it to do so, the Advisor trades equities and most fixed income investments on an aggregate basis to increase efficiency of execution. For equities, the Advisor uses a computer-generated allocation methodology utilizing either a random or pro rata based methodology to objectively assign the order of execution among accounts. Fixed income securities in the Global Fixed Income Series, High Yield Bond Series, Core Bond Series and Core Plus Bond Series are also generally traded on a aggregate basis. In the event of a partially filled fixed income order, the Advisor frequently allocates securities first to the Series of the Fund and the Manning & Napier Collective Investment Trust Funds and then assigns the balance of the order among other accounts. Each account that participates in an aggregated order on a particular execution will participate at the average security price with all transaction costs shared on a pro-rata basis.

The Advisor’s trading function for equities and most fixed income investments (other than certain fixed income investments, as discussed below) is separate from its research function; that is, the individuals recommending and approving security purchases are not the same individuals responsible for executing the trades. For equities and most fixed income securities trades, traders exercise individual discretion in order to get the Advisor’s clients the best possible execution on trades, but guidelines as to security, position size, and price are set by the analysts recommending the security. Proprietary and third-party reporting systems monitor implementation of trading programs across the account base. To remove the incentive for unauthorized trading and speculation in client accounts, traders are not compensated for profits generated, since investment directives are issued from outside the trading area and then merely implemented by the traders. In addition, the compensation program for individuals recommending securities purchases are based on the returns of the particular security recommended, rather than on the performance of any individual account.

For the Tax Exempt Series, High Yield Bond Series, Global Fixed Income Series, Core Bond Series, and Core Plus Bond Series, the trading function for the Series is separate from the trading function for other accounts. For these Series, the respective Series’ Portfolio Management Team identifies the securities to be purchased and a member of the team executes the trades. The team members do not execute trades in the types of securities held in the Series’ portfolios for other accounts managed by the Advisor. Rather, when similar fixed income securities are to be purchased for such other accounts, traders exercise individual discretion in order to get the Advisor’s clients the best possible execution on trades, but strict guidelines as to security, position size, and price are set by the analysts recommending the security. With respect to any account of the Advisor not receiving a full allocation of a primary market issuance, the Advisor may purchase more bonds on behalf of such account in the secondary market. In such case, the purchase price of such bonds will likely be different than that of the initial issue.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SAI Supp 1231 April 2015